Amounts Due from Related Parties (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from related parties	$ 76,565	¥ 526,424	¥ 504,931
Loans Receivable
Related Party Transaction [Line Items]
Amounts due from related parties	6,658	45,777	10,523
Wanjia Win-Win
Related Party Transaction [Line Items]
Amounts due from related parties	40	277	5,526
Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	68,429	470,481	448,794
Gopher Asset Management Co., Ltd. | Loans Receivable
Related Party Transaction [Line Items]
Amounts due from related parties	4,655	32,007	10,523
Kunshan Jingzhao Equity Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	16	110	627
Wuhu Bona Film Investment Management Limited
Related Party Transaction [Line Items]
Amounts due from related parties			1,777
Gopher Capital GP Ltd
Related Party Transaction [Line Items]
Amounts due from related parties	8,080	55,556	39,903
Gopher Capital GP Ltd | Loans Receivable
Related Party Transaction [Line Items]
Amounts due from related parties	$ 2,003	¥ 13,770
Shanghai Noah Rongyao Insurance Broker Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties			¥ 8,304